Additional Information-Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	May 17, 2011 $ / shares
Current assets:
Cash and cash equivalents	¥ 4,525,852	$ 656,187	¥ 2,157,161
Amounts due from related parties	24,798	3,595	18,196
Prepayments and other current assets	199,249	28,889	272,075
Total current assets	7,319,799	1,061,272	8,334,165
Non-current assets:
Total non-current assets	336,440	48,779	471,000
Total assets	7,656,239	1,110,051	8,805,165
Current liabilities
Accounts payable and accrued liabilities	916,112	132,824	1,026,534
Other current liabilities	165,531	24,000	127,447
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	24,861	3,605	83,591
Total current liabilities	1,824,841	264,578	1,897,714
Total liabilities	1,961,971	284,460	2,067,016
Shareholders' equity:
Treasury stock	(33,814)	(4,903)
Additional paid-in capital	13,615,042	1,973,996	13,350,347
Accumulated other comprehensive loss	(65,808)	(9,541)	(339,118)
Accumulated deficit	(7,861,973)	(1,139,879)	(6,280,816)
Total Zhihu Inc.'s shareholders' equity	5,653,696	819,709	6,730,654
Total liabilities and shareholders' equity	7,656,239	$ 1,110,051	8,805,165
Common stock per share		$ 0.000125		$ 1
Reportable legal entities | Zhihu Inc.
Current assets:
Cash and cash equivalents	197,012	$ 28,564	94,427
Amounts due from related parties	1,981	287	12,711
Prepayments and other current assets	7,651	1,110	42,232
Total current assets	206,644	29,961	149,370
Non-current assets:
Investments in subsidiaries and VIEs and VIEs' subsidiaries	5,527,483	801,410	6,666,713
Total non-current assets	5,527,483	801,410	6,666,713
Total assets	5,734,127	831,371	6,816,083
Current liabilities
Accounts payable and accrued liabilities	4,841	702	30,828
Other current liabilities	16,925	2,454
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	58,665	8,506	54,601
Total current liabilities	80,431	11,662	85,429
Total liabilities	80,431	11,662	85,429
Shareholders' equity:
Ordinary shares, US$0.000125 par value	249	36	241
Treasury stock	(33,814)	(4,903)
Additional paid-in capital	13,615,042	1,973,996	13,350,347
Accumulated other comprehensive loss	(65,808)	(9,541)	(339,118)
Accumulated deficit	(7,861,973)	(1,139,879)	(6,280,816)
Total Zhihu Inc.'s shareholders' equity	5,653,696	819,709	6,730,654
Total liabilities and shareholders' equity	¥ 5,734,127	$ 831,371	¥ 6,816,083